Cover	Sep. 13, 2022
Cover [Abstract]
Entity Registrant Name	CORRELATE INFRASTRUCTURE PARTNERS INC.
Entity Central Index Key	0001108645
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 13, 2022
Entity Incorporation State Country Code	NV
Entity File Number	000-30746
Entity Tax Identification Number	84-4250492
Entity Address Address Line 1	220 Travis Street
Entity Address Address Line 2	Suite 501
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address City Or Town	Shreveport
Entity Address State Or Province	LA
Entity Address Postal Zip Code	71101
City Area Code	318
Local Phone Number	425-5000